MARKET RELATED EXPOSURE, Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Risk [Abstract]
Net carrying amount	€ 4,462.9	€ 4,571.6	€ 4,838.8
Credit Risk [Member] | Current [member]
Credit Risk [Abstract]
Net carrying amount	€ 664.1	€ 632.1	€ 766.9
Weighted average expected credit loss rate	0.00%	0.00%	0.00%
Credit Risk [Member] | Less Than 3 Months [Member]
Credit Risk [Abstract]
Net carrying amount	€ 212.4	€ 117.0	€ 88.5
Weighted average expected credit loss rate	0.00%	0.00%	0.00%
Credit Risk [Member] | 3 to 12 Months [Member]
Credit Risk [Abstract]
Net carrying amount	€ 85.8	€ 11.4	€ 60.6
Weighted average expected credit loss rate	0.00%	0.00%	0.00%
Credit Risk [Member] | Over 1 Year [Member]
Credit Risk [Abstract]
Net carrying amount	€ 96.8	€ 168.0	€ 178.9
Weighted average expected credit loss rate	0.00%	0.00%	0.00%
Credit Risk [Member] | Trade Receivables [Member]
Credit Risk [Abstract]
Net carrying amount	€ 1,059.1	€ 928.5	€ 1,094.9
Weighted average expected credit loss rate	0.16%	0.16%	0.14%
Credit Risk [Member] | Contract Assets [Member]
Credit Risk [Abstract]
Net carrying amount	€ 271.8	€ 389.3	€ 272.0
Weighted average expected credit loss rate	0.16%	0.16%	0.14%